Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Assets Covered under Capital Leases

Assets covered under capital leases as of March 31, 2014 and 2015 were as follows:

	Millions of yen
Class of property	2014	2015
Machinery, vessels and equipment	¥7,100	¥5,571
Less: Accumulated depreciation and amortization	(4,699)	(3,708)

Total	¥2,401	¥1,863

Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2015 were as follows:

Years ending March 31,	Millions of yen
2016	¥1,413
2017	1,012
2018	659
2019	378
2020	128
Thereafter	13

Total minimum lease payments	3,603
Less: Amount representing interest	(180)

Present value of net minimum lease payments	3,423
Less: Amounts representing estimated executory costs	(535)

Net minimum lease payments	2,888
Less: Current obligation	(1,109)

Long-term capital lease obligations	¥1,779

Minimum Rent Payments Required under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2015 were as follows:

Years ending March 31,	Millions of yen
2016	¥11,555
2017	9,009
2018	7,046
2019	5,550
2020	3,726
Thereafter	6,159

Total minimum rent payments	¥43,045

Total Rent Expense for All Operating Leases Except Those with Terms of One Month or Less that were Not Renewed

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	Millions of yen
	2013	2014	2015
Rent expense	¥74,636	¥76,429	¥79,634